Goodwill and Other Intangible Assets (Actual and Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Actual for year Ending December 31, 2011	$ 14,168
Estimated for year Ending December 31, 2012	13,507
Estimated for year Ending December 31, 2013	12,209
Estimated for year Ending December 31, 2014	11,985
Estimated for year Ending December 31, 2015	9,248
Estimated for year Ending December 31, 2016	6,518
Thereafter	$ 31,775